UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1.  Schedule of Investments.

THE BDC INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) JULY 31, 2015

Shares	Security Description	Value

Common Stock - 98.4%
Business Development Companies - Financial - 98.4%
13,585	Alcentra Capital Corp.	$170,356
49,850	American Capital, Ltd. (a)	653,534
5,431	BlackRock Capital Investment Corp.	51,323
613	Garrison Capital, Inc.	9,171
162,774	KCAP Financial, Inc.	841,542
19,271	PennantPark Investment Corp.	152,626
47,808	Saratoga Investment Corp.	806,521
37,929	Solar Capital, Ltd.	673,998
17,388	Solar Senior Capital, Ltd.	263,776
62,096	Stellus Capital Investment Corp.	634,000
50,952	THL Credit, Inc.	609,895
68,006	TriplePoint Venture Growth BDC Corp.	874,557
1,400	WhiteHorse Finance, Inc.	16,576
		5,757,875
Total Common Stock (Cost $5,973,568)	5,757,875
Money Market Funds - 2.4%
138,754	Morgan Stanley Institutional Liquidity Prime, 0.09% (b) (Cost $138,754)	138,754
Total Investments - 100.8% (Cost $6,112,322)*	$5,896,629
Other Assets & Liabilities, Net – (0.8)%	(45,907)
Net Assets – 100.0%	$5,850,722

(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of July 31, 2015.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$82,582
Gross Unrealized Depreciation	(298,275)
Net Unrealized Depreciation	$(215,693)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$5,757,875
Level 2 - Other Significant Observable Inputs	138,754
Level 3 - Significant Unobservable Inputs	-
Total	$5,896,629

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended July 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS                                II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date:	August 24, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date:	August 24, 2015